Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Measurement of fair values
Assets at beginning of period	$ 312,983
Assets at end of period	322,044
Other non-current current assets | Level 3
Measurement of fair values
Purchases	4,422
Net change in fair value	$ (4,422)